Convertible Notes and Derivative Liability and Warrants - Schedule of Outstanding Convertible Notes (Details) - Convertible Notes [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Principal Amount		$ 3,150,000
JAK & affiliated holders [Member]
Debt Instrument [Line Items]
Principal Amount	$ 4,900,000	$ 50,000
Conversion Price	$ 0.83	$ 0.83
Coupon Rate	10.00%	14.75%
Issuance Date	Jun. 03, 2025	Apr. 03, 2024
Maturity Date	Jun. 03, 2028	Oct. 02, 2028
JAK & affiliated holders One [Member]
Debt Instrument [Line Items]
Principal Amount		$ 1,100,000
Conversion Price		$ 0.83
Coupon Rate		14.75%
Issuance Date		Aug. 03, 2024
Maturity Date		Feb. 02, 2029
JAK & affiliated holders Two [Member]
Debt Instrument [Line Items]
Principal Amount		$ 500,000
Conversion Price		$ 0.95
Coupon Rate		14.75%
Issuance Date		Aug. 30, 2024
Maturity Date		Mar. 01, 2029
JAK & affiliated holders Three [Member]
Debt Instrument [Line Items]
Principal Amount		$ 1,500,000
Conversion Price		$ 0.686
Coupon Rate		14.75%
Issuance Date		Nov. 11, 2024
Maturity Date		May 10, 2029